Accounts Receivable, Net	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is analyzed as follows:

	As of March 31,
	2024	2025
	$	$

Accounts receivable	1,296	1,131
Less: allowance for expected credit losses	(43)	(109)
Total accounts receivable, net	1,253	1,022

Details of the movements of the expected credit loss provision are as follows:

	Year ended March 31,
	2023	2024	2025
	$	$	$

At beginning of year	51	554	43
Provision (reversal) for the year	503	(511)	66
At end of year	554	43	109